Information concerning the Group's Consolidated Operations (Tables)	12 Months Ended
Dec. 31, 2017
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Revenues By Country of Origin and Other Income

Revenues by country of origin and other income

	For the year ended December 31,
	2015	2016	2017
	$ in thousands
From France	55,816	44,409	24,680
From USA	49	399	508

Revenues	55,864	44,808	25,188

Research tax credit	5,591	10,038	8,327
Subsidies and other	1,110	1,599	201

Other income	6,701	11,637	8,528

Total revenues and other income	62,565	56,444	33,715

Revenues by Nature

Revenues by nature

	For the year ended December 31,
	2015	2016	2017
	$ in thousands
Recognition of previously deferred upfront payments	23,864	20,856	14,875
Other revenues	29,716	21,035	7,945

Collaboration agreements	53,580	41,891	22,821

Licenses	2,236	2,771	2,270
Products & services	48	145	97

Total revenues	55,864	44,808	25,188

Details of Operating Expenses by Nature

Details of operating expenses by nature

	For the year ended December 31,
	2015	2016	2017
	$ in thousands
Royalty expenses	(2,746)	(1,777)	(2,620)

	For the year ended December 31,
Research and development expenses	2015	2016	2017

	$ in thousands
Wages and salaries	(10,151)	(11,924)	(12,986)
Social charges on free shares and stock option grants	(8,626)	(3,851)	(1,088)
Non-cash stock based compensation expense	(20,563)	(33,207)	(23,832)

Personnel expenses	(39,341)	(48,982)	(37,906)

Purchases and external expenses	(16,920)	(27,720)	(38,458)
Other	(1,893)	(1,756)	(2,863)

Total research and development expenses	(58,154)	(78,458)	(79,227)

	For the year ended December 31,
Selling, general and administrative expenses	2015	2016	2017
	$ in thousands
Wages and salaries	(3,959)	(4,978)	(7,019)
Social charges on free shares and stock option grants	(4,937)	(3,130)	(881)
Non-cash stock based compensation expense	(12,839)	(25,415)	(26,586)

Personnel expenses	(21,735)	(33,523)	(34,486)

Purchases and external expenses	(6,765)	(8,854)	(9,138)
Other	(1,723)	(1,035)	(1,126)

Total selling, general and administrative expenses	(30,223)	(43,413)	(44,750)

	For the year ended December 31,
Personnel expenses	2015	2016	2017

	$ in thousands
Wages and salaries	(14,110)	(16,902)	(20,005)
Social charges on free shares and stock option grants	(13,564)	(6,981)	(1,969)
Non-cash stock based compensation expense	(33,402)	(58,622)	(50,418)

Total personnel expenses	(61,076)	(82,505)	(72,392)

Details of Financial Income and Expenses

Details of financial income and expenses

	For the year ended December 31,
	2015	2016	2017
	$ in thousands
Interest income	1,094	1,630	1,974
Foreign exchange gain	9,094	4,832	1,185
Other financial income	65	689	4,102

Total financial income	10,253	7,147	7,262

Interest expenses	(1)	—	—
Interest expenses for finance lease	(23)	(7)	(4)
Foreign exchange loss	(1,846)	(4,201)	(17,734)
Other financial expenses	(6)	(2,895)	(556)

Total financial expenses	(1,876)	(7,101)	(18,294)

Total	8,378	46	(11,032)

Disclosure of Income Tax (Expense or Income)

Tax proof

	For the year ended December 31,
	2015	2016	2017
	$ in thousands
Income (loss) before taxes from continuing operations	(22,606)	(67,255)	(103,683)
Theoretical group tax rate	34.43%	34.43%	34.43%

Theoretical tax benefit (expense)	7,783	23,156	35,698

Increase/decrease in tax benefit arising from:
Permanent differences	6,426	124	293
Research tax credit	1,926	3,082	2,926
Share-based compensation & other IFRS adjustments	(11,500)	(20,184)	(8,297)
Non recognition of deferred tax assets related to tax losses and temporary differences	(4,627)	(6,158)	(30,713)
Other differences	(9)	(20)	92

Effective tax expense	—	—	—

Effective tax rate	0.00%	0.00%	0.00%

Disclosure of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities

	As of December 31,
	2015	2016	2017
	$ in thousands
Credits and net operating loss carryforwards	37,719	41,985	51,640
Pension commitments	164	193	548
Leases	(126)	(54)	(12)
Impairment of assets	16	14	10
Other	284	894	604
Valuation allowance on deferred tax assets	(38,057)	(43,032)	(52,790)

Total	—	—	—

Summary of Key Performance Indicators by Reportable Segments

Details of key performance indicators by reportable segment

	For the year ended December 31, 2015			For the year ended December 31, 2016			For the year ended December 31, 2017
$ in thousands	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
Segment revenues and other income (1)	49	65,159	65,208	716	59,458	60,173	914	35,584	36,498
Inter-segment revenues (1)	—	(2,643)	(2,643)	(130)	(3,599)	(3,729)	(167)	(2,615)	(2,782)

External revenues and other income	49	62,516	62,565	585	55,859	56,444	747	32,969	33,715

Research and development expenses	(2,874)	(55,280)	(58,154)	(4,112)	(74,345)	(78,458)	(6,057)	(73,170)	(79,227)
Selling, general and administrative expenses	(1,834)	(28,390)	(30,223)	(4,809)	(38,603)	(43,413)	(13,143)	(31,607)	(44,750)
Royalties and other operating income and expenses	(272)	(4,899)	(5,171)	(474)	(1,402)	(1,876)	(384)	(2,005)	(2,389)

Total operating expenses	(4,980)	(88,569)	(93,549)	(9,395)	(114,351)	(123,746)	(19,584)	(106,782)	(126,366)

Operating income (loss) before tax	(4,931)	(26,053)	(30,984)	(8,810)	(58,492)	(67,302)	(18,837)	(73,813)	(92,650)

Financial gain (loss)	259	8,119	8,378	87	(41)	46	—	(11,033)	(11,032)

Net income (loss)	(4,672)	(17,934)	(22,606)	(8,722)	(58,533)	(67,255)	(18,837)	(84,846)	(103,683)

Non controlling interests	—	(190)	(190)	—	—	—	4,315	—	4,315

Net income (loss) attributable to shareholders of Cellectis	(4,672)	(18,124)	(22,796)	(8,722)	(58,533)	(67,255)	(14,522)	(84,846)	(99,368)

Adjustment of share-based compensation attributable to shareholders of Cellectis	789	32,613	33,402	1,098	57,524	58,622	5,957	42,968	48,925

Adjusted net income (loss) attributable to shareholders of Cellectis	(3,883)	14,489	10,606	(7,625)	(1,009)	(8,633)	(8,565)	(41,877)	(50,442)

Depreciation and amortization	(99)	(1,838)	(1,937)	(345)	(1,866)	(2,211)	(551)	(2,820)	(3,371)
Additions to tangible and intangible assets	526	3,886	4,413	10,410	4,164	14,573	792	1,849	2,642
Impairment of tangible assets	—	—	—	—	—	—	—	(798)	(798)

(1)	Intersegment revenues and other income of Therapeutics segment for 2015 as disclosed in prior years amounted to €0.8 million, or $0.9 million. In this statement, Intersegment revenues and other income of Therapeutics segment for 2015 amount to $2.6 million and comprise both management fees and direct costs reinvoicing. The counterpart of this change is the line Segment revenues and other income. It has no impact on External revenues of Therapeutics segment.

Summary of Reconciliation of Plant Segment Result of Operations

Reconciliation of Plant Segment result of operations for the year ended December 31, 2017

$ in thousands	For the full year ended December 31, 2017
	Cellectis Consolidated financial statements Reportable segments note (IFRS)	Calyxt equity award plan IFRS/US GAAP difference : Non cash stock-based compensation (1)	Cellectis and Calyxt equity award IFRS/US GAAP difference : Non cash stock-based compensation (1)	Intersegment transactions (2)	Reclassifications (3)	Other (4)	Calyxt Stand alone financial statements (US GAAP)
External revenues and other income	747	—	—	167	(405)	(1)	508

Research and development expenses	(6,057)	1,134	(6,086)	—	(563)	16	(11,556)
Selling, general and administrative expenses	(13,143)	6,316	(6,006)	(2,501)	436	157	(14,741)
Royalties and other operating income and expenses	(384)	—	—	(114)	504	(7)	—

Total operating expenses	(19,584)	7,450	(12,092)	(2,615)	378	166	(26,297)

Operating income (loss) before tax	(18,837)	7,450	(12,092)	(2,448)	(27)	165	(25,789)

Financial gain (loss)	—	—	—	(1)	27	(218)	(191)

Net income (loss)	(18,837)	7,450	(12,092)	(2,449)	—	(53)	(25,980)

Reconciliation of Plant Segment result of operations for the year ended December 31, 2016

$ in thousands	For the year ended December 31, 2016
	Cellectis Consolidated financial statements Reportable segments note (IFRS)	Calyxt equity award plan IFRS/US GAAP difference : Non cash stock-based compensation	Cellectis equity award IFRS/US GAAP difference : Non cash stock-based compensation	Intersegment transactions (2)	Reclassifications (3)	Other (4)	Calyxt Stand alone financial statements (US GAAP)
External revenues and other income	585	—	—	131	(317)	—	399

Research and development expenses	(4,112)	477	(928)	—	(1,058)	(17)	(5,638)
Selling, general and administrative expenses	(4,809)	621	(20)	(3,443)	945	37	(6,670)
Royalties and other operating income and expenses	(474)	—	—	(155)	430	(1)	(200)

Total operating expenses	(9,395)	1,098	(948)	(3,598)	317	19	(12,508)

Operating income (loss) before tax	(8,810)	1,098	(948)	(3,468)	—	19	(12,109)

Financial gain (loss)	87	—	—	(64)	—	(1)	23

Net income (loss)	(8,722)	1,098	(948)	(3,532)	—	18	(12,086)

Reconciliation of Plant Segment result of operations for the year ended December 31, 2015

$ in thousands	For the year ended December 31, 2015
	Cellectis Consolidated financial statements Reportable segments note (IFRS)	Calyxt equity award plan IFRS/US GAAP difference : Non cash stock-based compensation	Cellectis equity award IFRS/US GAAP difference : Non cash stock-based compensation	Intersegment transactions (2)	Reclassifications (3)	Other (4)	Calyxt Stand alone financial statements (US GAAP)
External revenues and other income	49	—	—	72	(72)	1,223	1,272

Research and development expenses	(2,874)	384	(583)	—	8	298	(2,766)
Selling, general and administrative expenses	(1,834)	405	(109)	(2,568)	535	—	(3,569)
Royalties and other operating income and expenses	(272)	—	—	(75)	(403)	(1)	(751)

Total operating expenses	(4,980)	789	(692)	(2,643)	141	297	(7,086)

Operating income (loss) before tax	(4,931)	789	(692)	(2,571)	69	1,521	(5,813)

Financial gain (loss)	259	—	—	(261)	(69)	(4)	(75)

Net income (loss)	(4,672)	789	(692)	(2,832)	—	1,517	(5,889)

(1)	Calyxt equity award plan: In IFRS, the Calyxt equity award plan non-cash stock based compensation is recorded for stock options and other equity compensation plan awards issued by all entities of the consolidated group. The grant-date fair value of share warrants, employee warrants, stock options and free shares granted to employees is recognized as a payroll expense over the vesting period. In U.S. GAAP, the expenses related to the stock options granted in 2014, 2015 and 2016 under the Calyxt, Inc. Equity Incentive Existing Plan and in 2017 under the Omnibus Plan are only incurred upon a triggering event or Initial Public Offering of the Calyxt, Inc., as defined by the plan. Accordingly, with the completion of the IPO on July 25, 2017, we recognized a Plant segment compensation expense of $7.5 million in the year ended December 31, 2017 for stock options and other equity compensation plan awards granted under the plans for which vesting related to the IPO. The stock options issued under the plans had an exercise price equal to the estimated fair value of the stock at the grant date for the Omnibus Plan and the IPO date for the Existing Plan.

Cellectis equity award: Since 2016, Cellectis allocates share-based compensation to the share-related entity (rather than the entity related to the employee that benefited from such compensation), considering that the share-based compensation is an expense linked to such entity’s performance. Consequently, in the segment disclosure, all share-based compensation based on Cellectis shares have been charged in the Therapeutics segment, even if some Calyxt employees are included in a Cellectis stock-option plan. However, the Cellectis equity award plan non-cash stock based compensation expenses related to Cellectis stock-option plans have been recorded in the Calyxt stand-alone financial statements prepared under U.S. GAAP.
(2)	Intersegment transactions primarily relate to management fees invoiced by Cellectis to Calyxt. Intersegment transactions are eliminated in the consolidated financial statements as well as in Cellectis’ presentation of key performance indicators by reportable segment. However, intersegment transactions are included in Calyxt’s stand-alone financial metrics.
(3)	Reclassifications relate to expenses, which are classified differently under IFRS for Cellectis’ consolidated financials and U.S. GAAP for Calyxt’s stand-alone financial statements.
(4)	Other principally reflects adjustments recorded in the Calyxt stand-alone financial statements, which are immaterial when considered by Cellectis on a consolidated basis for purposes of the Cellectis consolidated financial statements. Note that this category includes (i) in 2017, the restatement of Calyxt’s sale and lease back transaction with respect to its Roseville, Minnesota property, which is recorded as a finance lease in US GAAP and an operating lease under IFRS and (ii) in 2015, the restatement of stand-alone financial statement related to previous years’ revenue recognition.